SUPPLEMENT DATED AUGUST 25, 2009
TO THE PROSPECTUS FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on May 4, 2009, May 21, 2009, June 19, 2009)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MANAGEMENT OF THE FUNDS
The Manager

The Sub-Advisors

Spectrum Asset Management, Inc. (“Spectrum”)
Effective July 1, 2009, Mark A. Lieb became a portfolio manager for the Bond & Mortgage Securities Account.
The day-to day portfolio management is shared by three portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Mark A. Lieb. Mr. Lieb, Executive Director and Co-Chief Executive Officer for Spectrum, founded Spectrum in 1987.
He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of
Hartford.

SUPPLEMENT DATED AUGUST 25, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on June 19, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

DISCLOSURE REGARDING PORTFOLIO MANAGERS
Add the following to the Disclosure Regarding Portfolio Managers section:

Sub-Advisor: Spectrum
Effective July 1, 2009, add the following:

Other Accounts Managed
	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
		(in $	on	Advisory Fee
		millions)	Performance	on
Performance
(in $ millions)
Mark A. Lieb – information as of 12/31/08
Insert fund(s) managed by portfolio manager:
Bond & Mortgage Securities Account
Registered investment companies	11	$4,147,7	0	0
65,508
Other pooled investment vehicles	11	$1,887,8	0	0
34,020
Other accounts	52	$2,775,3	0	0
56,100

Ownership of Securities
Portfolio Manager	Funds Managed by Portfolio Manager			Dollar Range of
	(list each fund on its own line)			Securities Owned by
the Portfolio Manager
Mark A. Lieb – information as of 12/31/08	Bond & Mortgage Securities Account			none